Return Stacked U.S. Stocks & Managed Futures ETF
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 75.1%		Shares	Value
iShares Core S&P 500 ETF (a)(b)		324,039	$222,041,244
TOTAL EXCHANGE TRADED FUNDS (Cost $170,235,160)			222,041,244

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%
First American Government Obligations Fund - Class X, 4.03% (b)(c)		15,756,899	15,756,899
TOTAL MONEY MARKET FUNDS (Cost $15,756,899)			15,756,899

TOTAL INVESTMENTS - 80.4% (Cost $185,992,059)			237,798,143
Other Assets in Excess of Liabilities - 19.6%			57,805,012
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$295,603,155
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of October 31, 2025 is $236,555,136.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Return Stacked U.S. Stocks & Managed Futures ETF
Consolidated Schedule of Futures Contracts
October 31, 2025 (Unaudited)
The Return Stacked U.S. Stocks & Managed Futures ETF & Newfound RSST Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	239	12/15/2025	$15,644,940	$(68,104)
Brent Crude Oil (a)	1	11/28/2025	64,770	60
British Pound/U.S. Dollar Cross Currency Rate	115	12/15/2025	9,444,375	(158,874)
Copper (a)	52	12/29/2025	6,615,700	50,035
Euro STOXX 50 Quanto Index	316	12/19/2025	20,676,408	240,206
Euro/U.S. Dollar Cross Currency Rate	158	12/15/2025	22,815,200	(322,634)
Euro-Bund	126	12/08/2025	18,817,105	(72,633)
FTSE 100 Index	664	12/19/2025	85,023,965	2,312,677
German Stock Index	34	12/19/2025	23,579,063	(264,739)
Gold (a)	44	12/29/2025	17,584,600	677,871
Long Gilt	91	12/29/2025	11,193,268	(1,792)
Low Sulphur Gas Oil (a)	53	12/11/2025	3,710,000	266,613
Nasdaq 100 Index	63	12/19/2025	32,765,040	1,639,499
Nikkei 225 Index	73	12/11/2025	19,111,400	1,580,771
NY Harbor ULSD (a)	36	11/28/2025	3,626,683	239,249
Reformulated Gasoline Blendstock (a)	19	11/28/2025	1,516,838	56,679
S&P 500 Index	370	12/19/2025	127,169,000	3,971,541
S&P/Toronto Stock Exchange 60 Index	104	12/18/2025	26,447,761	480,183
Silver (a)	38	12/29/2025	9,150,400	443,888
U.S. Treasury 10 Year Notes	277	12/19/2025	31,210,109	(103,784)
U.S. Treasury 2 Year Notes	626	12/31/2025	130,359,610	(363,155)
U.S. Treasury 5 Year Notes	445	12/31/2025	48,598,867	(133,412)
U.S. Treasury Long Bonds	74	12/19/2025	8,681,125	(59,309)
WTI Crude Oil (a)	5	11/20/2025	304,900	(6,518)
				$10,404,318
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(320)	12/16/2025	$22,884,800	$87,186
Japanese Yen/U.S. Dollar Cross Currency Rate	(374)	12/15/2025	30,464,637	566,358
Natural Gas (a)	(57)	11/25/2025	2,350,680	(86,910)
				$566,634
Net Unrealized Appreciation (Depreciation)		$ –	$–	$10,970,952

(a)	Futures held in the Newfound RSST Cayman Subsidiary.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$222,041,244	$–	$–	$222,041,244
Money Market Funds	15,756,899	–	–	15,756,899
Total Investments	$237,798,143	$–	$–	$237,798,143

Other Financial Instruments: (a)
Futures Contracts	$12,612,818	$–	$–	$12,612,818
Total Other Financial Instruments	$12,612,818	$–	$–	$12,612,818

Liabilities:
Other Financial Instruments: (a)
Futures Contracts	$(1,641,866)	$–	$–	$(1,641,866)
Total Other Financial Instruments	$(1,641,866)	$–	$–	$(1,641,866)

(a) Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.